Document and Entity Information	Dec. 22, 2023
Prospectus:
Document Type	497
Document Period End Date	Dec. 22, 2023
Entity Registrant Name	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001418144
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 22, 2023
Document Effective Date	Dec. 22, 2023
Prospectus Date	Feb. 28, 2023